Other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Other payables
Opening balance	$ 332	$ 379
Interest accretion	83	114
Foreign exchange gain / loss	(7)	(12)
Debt extinguishment	0	(149)
Ending balance	408	332
Less: current portion of the provision (included in Trade and other payables)	29	23
Ending balance of long-term portion	$ 379	$ 309